Intangible Assets - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Gross Carrying Amount	$ 3,804,900	$ 3,804,900
Accumulated Amortization	3,804,900	3,033,872
Total		$ 771,028
Trade names [Member]
Schedule of Intangible Assets, Net [Line Items]
Weighted Average Useful Life Remaining (in years)	0 years	1 year 6 months
Gross Carrying Amount	$ 3,084,100	$ 3,084,100
Accumulated Amortization	3,084,100	2,313,072
Total		$ 771,028
Customer lists [Member]
Schedule of Intangible Assets, Net [Line Items]
Weighted Average Useful Life Remaining (in years)	0 years	1 year
Gross Carrying Amount	$ 496,800	$ 496,800
Accumulated Amortization	496,800	496,800
Total
Non-compete [Member]
Schedule of Intangible Assets, Net [Line Items]
Weighted Average Useful Life Remaining (in years)	0 years	1 year
Gross Carrying Amount	$ 224,000	$ 224,000
Accumulated Amortization	224,000	224,000
Total